Commitments and contingencies - Additional Information (Detail) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
significant capital and other commitments, long-term obligations or guarantees	¥ 0	¥ 0